SCHEDULE OF FUTURE MINIMUM LEASE PAYMENTS DUE UNDER COMPANY’S OPERATING LEASES (Details)	Sep. 30, 2025 USD ($)	Sep. 30, 2025 HKD ($)	Sep. 30, 2024 HKD ($)
Leases
2026	$ 451,105	$ 3,510,006
2027	71,971	560,000
Total minimum lease payments	523,076	4,070,006
Less: imputed interest	(11,735)	(91,312)
Total lease liabilities	$ 511,341	$ 3,978,694	$ 6,648,060